STATEMENTS OF CONSOLIDATED AND COMBINED CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ (297,890)	$ (636,063)	$ 151,332
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from discontinued operations	395,491	(115,614)	(61,005)
Depreciation, depletion, and amortization	188,742	128,238	70,903
Impairment of proved oil and natural gas properties	0	24,576	2,528
(Gain) loss on derivatives	(281,249)	(257,438)	(2,852)
Cash settlements (paid) received on expired derivative instruments	170,899	8,866	7,725
Cash settlements on terminated derivatives	92,258	5,326
Premiums paid for derivatives	(46,152)	(6,065)
Loss on extinguishment of debt		30,248
Amortization of deferred financing costs	2,823	3,209	2,330
Accretion of senior notes net discount		580	50
Accretion of asset retirement obligations	417	533	593
Amortization of equity awards	8,788	2,804
(Gain) loss on sale of properties	(47)	3,057	(82,773)
Non-cash compensation expense	35,142	916,218
Deferred income tax expense (benefit)	89,935	101,778	76
Exploration costs	85	12,993	86
Changes in operating assets and liabilities:
Accounts receivable	(19,614)	(7,419)	(4,113)
Prepaid expenses and other assets	9,529	(4,300)	(4,280)
Payables and accrued liabilities	64,131	8,469	7,872
Other	(546)	5,694
Net cash provided by continuing operations	412,742	225,690	88,472
Net cash provided by discontinued operations	221,169	250,581	189,351
Net cash provided by operating activities	633,911	476,271	277,823
Cash flows from investing activities:
Acquisitions of oil and natural gas properties	(291,536)	(93,909)	(67,098)
Additions to oil and gas properties	(594,901)	(376,122)	(185,194)
Additions to other property and equipment	(3,853)	(16,831)	(2,307)
Other financial instruments	(46,106)
Deposits for property acquisitions		(215)
Decrease (increase) in restricted cash		49,946	(49,347)
Proceeds from the sale of oil and natural gas properties	13,612	6,700	151,187
Other		(301)
Net cash used in continuing operations	(922,784)	(430,732)	(152,759)
Net cash used in discontinued operations	(337,505)	(1,386,247)	(214,684)
Net cash used in investing activities	(1,260,289)	(1,816,979)	(367,443)
Cash flows from financing activities:
Advances on revolving credit facilities	798,000	1,300,800	174,400
Payments on revolving credit facilities	(558,000)	(1,320,900)	(200,500)
Termination of second lien credit facility		(328,282)
Proceeds from the issuance of senior notes		600,000	343,000
Redemption of senior notes		(351,808)
Borrowings under second lien credit facility			325,000
Deferred financing costs	(1,498)	(18,840)	(20,251)
Purchase of additional interests in consolidated subsidiaries		(3,292)	(15,135)
Proceeds from MRD equity offering	242,880	408,500
Costs incurred in conjunction with MRD equity offering	(4,773)	(28,373)
Distributions to the Funds			(732,362)
Distributions to noncontrolling interests		(376)	(7,446)
Distributions made by previous owners			(2,590)
MRD equity repurchases	(51,197)	(161)
Other		320	71
Net cash provided by (used in) continuing operations	425,412	99,487	(801)
Net cash provided by discontinued operations	197,183	1,169,458	118,751
Net cash provided by financing activities	622,595	1,268,945	117,950
Net change in cash and cash equivalents	(3,783)	(71,763)	28,330
Add: cash balance included in assets of discontinued operations at beginning of period	2,594	26,191	32,336
Less: cash balance included in assets of discontinued operations at end of period	2,175	2,594	26,191
Cash and cash equivalents, beginning of period	3,364	51,530	17,055
Cash and cash equivalents, end of period	$ 0	3,364	51,530
Natural Gas Partners [Member]
Cash flows from financing activities:
Contributions from NGP affiliates related to sale of assets		1,165
Distribution to NGP affiliates related to purchase of assets		(66,693)
Distribution to NGP affiliates related to sale of assets, net of cash received		(32,770)
MRD Holdco LLC [Member]
Cash flows from financing activities:
Distribution to MRD Holdco		$ (59,803)
MEMP [Member]
Cash flows from financing activities:
Proceeds from changes in ownership interests in MEMP			$ 135,012